STOCKHOLDERS' EQUITY - Proceeds from Issuance of Convertible Preferred Stock (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2018 shares	Dec. 31, 2016 shares	Sep. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 31, 2019 shares
Class of Stock [Line Items]
Common stock, shares authorized			150,000,000	150,000,000	150,000,000
Preferred stock shares issued	206,815,077		87,355,585	87,355,585	87,355,585
Preferred stock shares outstanding			87,355,585	87,355,585	87,355,585
Stock split conversion ratio	9
Founder
Class of Stock [Line Items]
Preferred stock shares issued			162,558	162,558	162,558
Preferred stock shares outstanding			162,558	162,558	162,558
Founders Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued	1,808,946	1,788,375	162,558
Repurchase of preferred Stock		582,400
Reverse Stock Spilt ratio		6.00%
Preferred stock shares outstanding		200,995	162,558	162,558	162,558
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock shares issued			20,949,454		962,298	20,949,454
Preferred stock shares outstanding			20,949,454
Series C Preferred Stock | Founder
Class of Stock [Line Items]
Preferred stock shares issued			1,000,000.0